CRM Mutual Fund Trust

(the “Trust”)

CRM Small Cap Value Fund

CRM Small/Mid Cap Value Fund

CRM Mid Cap Value Fund

CRM All Cap Value Fund

CRM Long/Short Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 31, 2025

to the Funds’ Statement of Additional Information

dated October 28, 2024

This supplement provides new and additional information beyond that contained in the Funds’ Statement of Additional Information (the “SAI”) and should be read in connection with the SAI. Capitalized terms used without definition below have the meanings given to them in the Funds’ SAI.

At a special meeting of shareholders of CRM Mutual Fund Trust (the “Trust”) held on January 22, 2025, Martin A. Burns, Ira P. Cohen, Andrea N. Mullins and Susan J. Templeton were elected as Independent Trustees of the Board of Trustees of the Trust (the “New Board”), effective January 23, 2025. Contemporaneously with the addition of these four Independent Trustees to the Board, F. Gregory Ahern and Rodney P. Wood resigned as Independent Trustees of the Trust. Information regarding the New Board is included below.

Contemporaneously with these changes, the New Board approved the (i) appointment of certain new officers of the Trust and (ii) engagement of DLA Piper LLP as legal counsel to the Trust, effective January 23, 2025.

The following replaces the corresponding disclosure and Trustees and Officers table in the “MANAGEMENT” section, beginning on page 17 of the SAI:

The Funds are supervised by the Board. The Board is responsible for the general oversight of the Funds, including general supervision and review of the Funds’ investment activities. The Board, in turn, elects the officers who are responsible for administering the Funds’ day-to-day operations.

The Trustees including the Trustees who are not “interested persons” of the Funds as defined in the 1940 Act (the “Independent Trustees”), and officers of the Funds, their ages, their principal occupations during the past five years, the number of CRM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted, the address of each Trustee and officer is c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. The address of Chad Bitterman is c/o Northern Lights Compliance Services, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022.

Each Trustee serves during the continued lifetime of the Trust, until the Trustee dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed. Each officer serves until his or her resignation is accepted by the Trustees, and his or her successor is chosen, elected and qualified, or until the officer sooner dies, resigns, or is removed.

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Name and Year of Birth	Position(s) Held with Fund & Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES
Martin A. Burns (born 1957)	Trustee since January 2025	Principal, Owner, and Sole Member, ActioCon LLC (asset management consulting) (since November 2021); Chief Industry Operations Officer, Investment Company Institute (2015 to 2022).	5	Trustee, Valued Advisers Trust (fifteen portfolios) (since June 2024).
Ira P. Cohen (born 1959)	Trustee since January 2025	Independent financial services consultant (since February 2005); Executive Vice President of Asset Management Services, Recognos Financial (since August 2015).	5	Trustee, Valued Advisers Trust (fifteen portfolios) (since June 2010); Trustee and Audit Committee Chairman, Apollo Diversified Real Estate Fund (since March 2022); Trustee, Chairman and Nominating and Governance Committee Chairman, Angel Oak Funds Trust (since October 2014) (7 portfolios); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Strategic Credit Fund (since December 2017); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Financial Strategies Income Term Trust (since May 2019); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Credit Opportunities Term Trust (since January 2021); Trustee and Nominating and Governance Committee Chairman, U.S. Fixed Income Trust (since March 2019).

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Andrea N. Mullins (born 1967)	Trustee and Chairperson of the Board since January 2025	Private investor; Independent Contractor, SWM Advisors (since April 2014).	5	Trustee, Valued Advisers Trust (fifteen portfolios) (since March 2017); Trustee, Angel Oak Funds Trust (since February 2019) (7 portfolios); Trustee, Angel Oak Strategic Credit Fund (since February 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (since May 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since January 2021); Trustee and Audit Committee Chair, NXG NextGen Infrastructure Income Fund (since November 2021); Trustee and Audit Committee Chair, NXG Cushing Midstream Energy Fund (since November 2021).
Susan J. Templeton (born 1956)	Trustee since January 2025	Independent Director, Claridges Trust Company (since 2015); Advisory Board Member, Morningstar, Inc. (since 2023); Advisory Board Member, Seyen Capital (since 2017).	5	Trustee, Valued Advisers Trust (fifteen portfolios) (since June 2024).
OFFICERS
Matthew M. Miller (born 1976)	President and Chief Executive Officer since January 2025	Vice President, Relationship Management, Ultimus Fund Solutions, LLC (“Ultimus”) (December 2015 to present).	N/A	N/A
Zachary P. Richmond (born 1980)	Treasurer and Principal Financial Officer since January 2025	Senior Vice President, Fund Administration, Ultimus (August 2024 to present) (Vice President from 2015 to 2024).	N/A	N/A

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Chad M. Bitterman (born 1972)	Chief Compliance Officer since October 2021	Compliance Officer, Northern Lights Compliance Services, LLC (since 2010).	N/A	N/A
Karen Jacoppo-Wood (born 1966)	Secretary since December 2022	Senior Vice President, Associate General Counsel, Ultimus (since 2022); Managing Director and Managing Counsel, State Street Bank and Trust Company (2019-2022).	N/A	N/A
Carol J. Highsmith (born 1964)	Assistant Secretary since January 2025	Vice President and Senior Counsel, Ultimus (2015 – present).	N/A	N/A

The Trustees were selected to join the Board based upon the following as to each Board member: such person’s character and integrity; such person’s willingness and ability to commit the time necessary to perform the duties of a Trustee and such person’s status as not being an “interested person” as defined under the 1940 Act.

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite skills and attributes. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with CRM, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. The Board has also considered the contributions that each Trustee can make to the Board and the Funds. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee: Mr. Burns, financial services expertise and considerable knowledge of the mutual fund industry, including the regulatory framework under which the Trust operates; Mr. Cohen, executive management experience in the financial services industry, with broad understanding of mutual fund operations and investments; Ms. Mullins, broad mutual fund experience, including management, accounting and financial reporting; and Ms. Templeton, executive management experience relating to the operations of mutual funds and similar investment vehicles. References to the qualifications, attributes and skills of Trustees are pursuant to the requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The following replaces the corresponding table in the “DOLLAR RANGE OF SECURITIES HELD IN THE FUNDS” portion of the “MANAGEMENT” section beginning on page 20 of the SAI:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	All Cap Value Fund	Long/Short Opportunities Fund	Aggregate Dollar Range of Equity Securities in the Funds
Independent Trustees
Martin A. Burns	None	None	None	None	None	None
Ira P. Cohen	None	None	None	None	None	None
Andrea N. Mullins	None	None	None	None	None	None
Susan J. Templeton	None	None	None	None	None	None

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The following disclosure is added below the table in the “AGGREGATE COMPENSATION FROM THE FUNDS” portion of the “MANAGEMENT” section beginning on page 20 of the SAI:

Effective January 23, 2025, each Independent Trustee will receive an annual base compensation of $3,800 per Fund. Each Independent Trustee will also receive additional compensation of $3,500 per annum for serving as the chairperson of one or more of the Trust’s standing committees and may receive $500 for participating in special meetings of the Board.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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